Convertible Note Receivable (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of the Company's Convertible Note Receivable

A summary of the fair value of the Kutcho Convertible Note and the fair value changes recognized as a component of the Company’s net earnings during the three and six months ended June 30, 2018 is presented below:

		Fair Value Adjustment Loss Included in Net Earnings
(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Fair Value at Dec 31, 2017
Convertible Note Receivable - Kutcho	$13,723	$(283)	$(2,054)	$15,777